UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
July 31*
Date of reporting period:
January 31, 2025
*This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Emerging Markets
Debt Fund
Class A-MEDAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$54	1.06%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDA-SEM

MFS® Emerging Markets
Debt Fund
Class B-MEDBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$93	1.81%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDB-SEM

MFS® Emerging Markets
Debt Fund
Class C-MEDCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$93	1.81%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDC-SEM

MFS® Emerging Markets
Debt Fund
Class I-MEDIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$42	0.81%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDI-SEM

MFS® Emerging Markets
Debt Fund
Class R1-MEDDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$93	1.81%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDR1-SEM

MFS® Emerging Markets
Debt Fund
Class R2-MEDEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$67	1.31%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDR2-SEM

MFS® Emerging Markets
Debt Fund
Class R3-MEDFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$54	1.06%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDR3-SEM

MFS® Emerging Markets
Debt Fund
Class R4-MEDGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$42	0.81%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDR4-SEM

MFS® Emerging Markets
Debt Fund
Class R6-MEDHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$36	0.70%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Emerging Markets Debt Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Debt Fund
Portfolio of Investments − 1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 92.8%
Albania – 0.2%
Republic of Albania, 5.9%, 6/09/2028	EUR	13,263,000	$ 14,288,558
Angola – 1.6%
Azule Energy Finance PLC, 8.125%, 1/23/2030 (n)		$14,799,000	$ 14,946,990
Republic of Angola, 8.75%, 4/14/2032 (n)		24,759,000	21,983,071
Republic of Angola, 8.75%, 4/14/2032		5,000,000	4,439,410
Republic of Angola, 9.375%, 5/08/2048		24,881,000	20,541,380
Republic of Angola, 9.125%, 11/26/2049		69,082,000	55,783,715
			$117,694,566
Argentina – 2.8%
Republic of Argentina, 4.125%, 7/09/2035		$103,071,000	$ 70,010,565
Republic of Argentina, 5%, 1/09/2038		76,922,000	55,419,057
Republic of Argentina, 3.5%, 7/09/2041		120,045,000	75,956,248
SCC Power PLC, 8%, 12/31/2028 (n)		6,882,931	4,612,782
SCC Power PLC, 4%, 5/17/2032 (n)		3,890,751	951,289
			$206,949,941
Azerbaijan – 0.7%
Republic of Azerbaijan, 3.5%, 9/01/2032		$33,721,000	$ 29,148,567
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		26,070,000	26,366,938
			$55,515,505
Benin – 0.4%
Republic of Benin, 7.96%, 2/13/2038 (n)		$15,301,000	$ 14,501,523
Republic of Benin, 7.96%, 2/13/2038		1,600,000	1,516,400
Republic of Benin, 8.375%, 1/23/2041 (z)		16,147,000	15,581,855
			$31,599,778
Bermuda – 0.7%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$16,826,000	$ 14,387,913
Government of Bermuda, 2.375%, 8/20/2030		9,333,000	7,980,648
Government of Bermuda, 5%, 7/15/2032 (n)		15,892,000	15,335,780
Government of Bermuda, 5%, 7/15/2032		2,100,000	2,026,500
Government of Bermuda, 3.375%, 8/20/2050 (n)		15,484,000	10,234,924
Government of Bermuda, 3.375%, 8/20/2050		3,600,000	2,379,600
			$52,345,365
Brazil – 3.2%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)		$6,797,000	$ 7,071,313
Ambipar Lux S.à r.l., 9.875%, 2/06/2031 (n)		2,592,000	2,605,331
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (n)(w)		11,424,000	11,572,512
Arcos Dorados B.V., 6.375%, 1/29/2032 (n)		19,703,000	19,730,584
Banco Bradesco S.A., 6.5%, 1/22/2030 (n)		6,971,000	7,088,043
Federative Republic of Brazil, 0%, 1/01/2026	BRL	264,629,000	39,888,858
Federative Republic of Brazil, 10%, 1/01/2027		191,519,000	30,313,382
Federative Republic of Brazil, 7.125%, 5/13/2054		$7,280,000	6,854,853
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		8,751,000	8,918,433
EMDFS-SEM

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – continued
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		$10,511,000	$ 8,999,564
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		10,586,509	8,954,910
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031		11,156,388	9,436,959
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		3,344,000	3,297,069
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (n)		12,434,000	11,529,427
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		25,922,453	25,070,957
Sitios Latinoamerica, S.A.B. de C.V., 6%, 11/25/2029 (n)		14,160,000	14,141,592
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)		11,589,000	12,219,048
Yinson Boronia Production B.V., 8.947%, 7/31/2042 (n)		9,990,103	10,406,191
			$238,099,026
Bulgaria – 1.1%
Bulgarian Energy Holdings, 2.45%, 7/22/2028	EUR	23,817,000	$ 23,154,832
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)		$14,637,000	14,639,927
Republic of Bulgaria, 3.625%, 9/05/2032	EUR	20,831,000	22,142,257
Republic of Bulgaria, 5%, 3/05/2037		$25,016,000	23,542,565
			$83,479,581
Chile – 4.7%
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		$17,889,000	$ 18,331,691
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		1,681,000	1,675,234
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079		8,899,000	8,868,476
Agrosuper S.A., 4.6%, 1/20/2032		4,865,000	4,420,107
Agrosuper S.A., 4.6%, 1/20/2032 (n)		1,157,000	1,051,195
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		12,222,489	9,045,385
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051		14,991,454	11,094,587
Antofagasta PLC, 6.25%, 5/02/2034 (n)		17,054,000	17,312,215
Antofagasta PLC, 6.25%, 5/02/2034		700,000	710,599
Banco del Estado de Chile, 7.95% to 5/02/2029, FLR (CMT - 5yr. + 3.228%) to 11/02/2172 (n)		8,456,000	8,783,679
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)		9,755,700	9,900,498
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		14,931,000	14,671,201
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033		8,330,940	8,454,591
Chile Electricity PEC S.p.A., 0%, 1/25/2028		8,012,955	6,706,843
Codelco, Inc. (Republic of Chile), 5.95%, 1/08/2034 (n)		26,903,000	26,788,254
Codelco, Inc. (Republic of Chile), 5.95%, 1/08/2034		1,900,000	1,891,896
Codelco, Inc. (Republic of Chile), 6.33%, 1/13/2035 (n)		16,939,000	17,184,616
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		8,947,000	9,104,274
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)		10,096,000	8,619,575
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		3,096,000	2,643,245
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)		1,484,000	1,467,660
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		16,094,000	15,916,792
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		5,332,000	4,589,651
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031		2,597,000	2,235,432
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		14,777,000	14,843,201
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		18,987,000	18,785,920
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		16,321,000	16,531,916
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		12,882,000	11,548,557
ENGIE Energía Chile S.A., 3.4%, 1/28/2030		2,551,000	2,286,941
Republic of Chile, 2.55%, 7/27/2033		17,826,000	14,436,998
Republic of Chile, 5.65%, 1/13/2037		35,057,000	35,233,132

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chile – continued
Republic of Chile, 5.33%, 1/05/2054		$4,713,000	$ 4,334,969
Sociedad Quimica y Minera de Chile S.A., 5.5%, 9/10/2034 (n)		16,620,000	15,805,620
			$345,274,950
China – 2.0%
AIA Group Ltd., 5.375%, 4/05/2034 (n)		$7,889,000	$ 7,870,156
AIA Group Ltd., 5.375%, 4/05/2034		700,000	698,328
Alibaba Group Holding Ltd., 5.25%, 5/26/2035 (n)		48,736,000	47,627,611
CFMAC II Co. Ltd. (Republic of China), 4.5%, 5/29/2029		6,111,000	5,831,177
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 4.25%, 11/07/2027		20,007,000	19,393,785
Huarong Finance II Co. Ltd. (People’s Republic of China), 4.625%, 6/03/2026		7,424,000	7,357,778
Meituan, 4.625%, 10/02/2029 (n)		18,592,000	18,122,097
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		24,529,000	24,486,817
Melco Resorts Finance Ltd., 7.625%, 4/17/2032		700,000	698,796
Prosus N.V., 3.061%, 7/13/2031 (n)		17,180,000	14,376,271
			$146,462,816
Colombia – 2.3%
Aris Mining Corp., 8%, 10/31/2029 (n)		$11,001,000	$ 11,053,750
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		7,710,000	7,504,531
Ecopetrol S.A. (Republic of Colombia), 7.75%, 2/01/2032		18,741,000	18,415,144
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		12,738,000	11,040,402
Republic of Colombia, 3.125%, 4/15/2031		21,578,000	17,186,872
Republic of Colombia, 3.25%, 4/22/2032		16,019,000	12,349,906
Republic of Colombia, 8%, 11/14/2035		18,491,000	18,637,547
Republic of Colombia, 7.75%, 11/07/2036		25,595,000	25,015,020
Republic of Colombia, 5.2%, 5/15/2049		8,818,000	5,954,252
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		22,773,000	21,110,166
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		18,535,000	18,747,040
			$167,014,630
Costa Rica – 1.9%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		$9,385,000	$ 10,117,312
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031		1,200,000	1,293,636
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		29,172,000	29,886,714
Republic of Costa Rica, 6.55%, 4/03/2034		6,463,000	6,621,344
Republic of Costa Rica, 7%, 4/04/2044		17,757,000	18,121,018
Republic of Costa Rica, 7.158%, 3/12/2045		11,927,000	12,386,189
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		44,671,000	46,770,537
Republic of Costa Rica, 7.3%, 11/13/2054		16,659,000	17,441,973
			$142,638,723
Cote d'Ivoire – 1.2%
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	18,483,000	$ 17,065,101
Republic of Cote d'Ivoire, 4.875%, 1/30/2032		700,000	646,300
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (z)		$17,377,000	16,963,688
Republic of Cote d'Ivoire, 7.625%, 1/30/2033		5,300,000	5,173,940
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (z)		28,228,000	27,451,730
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		4,500,000	4,376,250
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	17,071,000	15,442,208
			$87,119,217

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Czech Republic – 1.8%
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	6,995,000	$ 7,150,596
CEZ A.S. (Czech Republic), 4.125%, 9/05/2031		6,691,000	7,085,381
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032		13,195,000	14,043,933
Czech Republic, 2.75%, 7/23/2029	CZK	530,850,000	21,132,115
Czech Republic, 5%, 9/30/2030		459,400,000	20,181,942
Czech Republic, 2%, 10/13/2033		782,540,000	27,637,506
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	4,891,000	4,700,946
EP Infrastructure A.S., 1.816%, 3/02/2031		9,884,000	8,869,359
EPH Financing International A.S., 6.651%, 11/13/2028		12,475,000	13,819,034
EPH Financing International A.S., 5.875%, 11/30/2029		6,458,000	7,033,738
			$131,654,550
Dominican Republic – 2.6%
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)		$13,976,000	$ 14,117,856
Dominican Republic, 5.5%, 2/22/2029 (n)		17,977,000	17,581,506
Dominican Republic, 5.5%, 2/22/2029		1,400,000	1,369,200
Dominican Republic, 4.5%, 1/30/2030 (n)		7,378,000	6,808,415
Dominican Republic, 4.5%, 1/30/2030		500,000	461,400
Dominican Republic, 7.05%, 2/03/2031 (n)		26,634,000	27,479,640
Dominican Republic, 7.05%, 2/03/2031		1,300,000	1,341,276
Dominican Republic, 4.875%, 9/23/2032 (n)		27,009,000	24,335,109
Dominican Republic, 4.875%, 9/23/2032		53,148,000	47,886,348
Dominican Republic, 6%, 2/22/2033 (n)		17,398,000	16,907,376
Dominican Republic, 6%, 2/22/2033		1,300,000	1,263,340
Dominican Republic, 6.6%, 6/01/2036 (n)		20,389,000	20,289,763
Dominican Republic, 6.6%, 6/01/2036		1,300,000	1,293,673
Dominican Republic, 5.3%, 1/21/2041		13,200,000	11,286,000
			$192,420,902
Ecuador – 1.4%
Republic of Ecuador, 5.5%, 7/31/2035		$93,617,772	$ 61,303,700
Republic of Ecuador, 5%, 7/31/2040		69,237,000	40,651,812
			$101,955,512
Egypt – 3.0%
Arab Republic of Egypt, 0%, 4/15/2025	EGP	923,400,000	$ 17,485,346
Arab Republic of Egypt, 0%, 4/29/2025		982,825,000	18,431,103
Arab Republic of Egypt, 8.625%, 2/04/2030 (n)(w)		$14,781,000	14,725,276
Arab Republic of Egypt, 5.875%, 2/16/2031		45,493,000	38,789,607
Arab Republic of Egypt, 7.625%, 5/29/2032		16,048,000	14,457,723
Arab Republic of Egypt, 7.3%, 9/30/2033		16,935,000	14,545,048
Arab Republic of Egypt, 8.5%, 1/31/2047		61,129,000	48,910,902
Arab Republic of Egypt, 7.903%, 2/21/2048		9,448,000	7,165,599
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		9,028,000	7,357,820
Arab Republic of Egypt, 8.7%, 3/01/2049		12,486,000	10,176,090
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		8,516,000	7,025,700
Arab Republic of Egypt, 8.875%, 5/29/2050		12,775,000	10,539,375
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		15,791,000	11,227,401
			$220,836,990

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
El Salvador – 0.2%
Republic of El Salvador, 8.625%, 2/28/2029		$3,227,000	$ 3,355,621
Republic of El Salvador, 7.65%, 6/15/2035		1,697,000	1,635,226
Republic of El Salvador, 9.65%, 11/21/2054 (n)		6,655,000	7,070,088
			$12,060,935
Ghana – 0.8%
Kosmos Energy Ltd., 7.5%, 3/01/2028		$7,585,000	$ 7,203,795
Kosmos Energy Ltd., 8.75%, 10/01/2031		7,460,000	7,139,371
Republic of Ghana, 5%, 7/03/2029 (n)		13,296,272	11,850,036
Republic of Ghana, 5%, 7/03/2035 (n)		48,466,203	35,375,482
			$61,568,684
Guatemala – 1.8%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$12,764,000	$ 12,176,861
Central American Bottling Corp., 5.25%, 4/27/2029		8,854,000	8,446,719
Energuate Trust, 5.875%, 5/03/2027		15,360,000	15,093,197
Republic of Guatemala, 5.25%, 8/10/2029 (n)		2,725,000	2,624,369
Republic of Guatemala, 5.25%, 8/10/2029		2,400,000	2,311,371
Republic of Guatemala, 4.9%, 6/01/2030		2,654,000	2,522,627
Republic of Guatemala, 6.05%, 8/06/2031 (n)		24,382,000	23,998,385
Republic of Guatemala, 6.05%, 8/06/2031 (n)		1,800,000	1,771,680
Republic of Guatemala, 3.7%, 10/07/2033		26,718,000	21,767,106
Republic of Guatemala, 6.6%, 6/13/2036		16,348,000	16,124,169
Republic of Guatemala, 6.55%, 2/06/2037 (n)		24,332,000	23,952,419
Republic of Guatemala, 6.55%, 2/06/2037		5,783,000	5,692,785
			$136,481,688
Hungary – 2.0%
Hungarian Development Bank PLC, 6.5%, 6/29/2028		$11,681,000	$ 11,897,589
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		14,288,000	14,462,700
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 0.875%, 11/18/2027	EUR	17,900,000	17,192,763
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$17,144,000	17,298,776
Republic of Hungary, 6.125%, 5/22/2028 (n)		6,025,000	6,147,416
Republic of Hungary, 5.25%, 6/16/2029 (n)		12,477,000	12,355,000
Republic of Hungary, 6.25%, 9/22/2032 (n)		8,872,000	9,097,704
Republic of Hungary, 6.25%, 9/22/2032		500,000	512,720
Republic of Hungary, 5.5%, 6/16/2034 (n)		28,898,000	27,854,782
Republic of Hungary, 5.5%, 6/16/2034		2,500,000	2,409,750
Republic of Hungary, 5.5%, 3/26/2036 (n)		22,486,000	21,374,517
Republic of Hungary, 5.5%, 3/26/2036		2,100,000	1,996,197
Republic of Hungary, 6.75%, 9/25/2052 (n)		5,061,000	5,225,052
			$147,824,966
India – 4.7%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030		$17,510,000	$ 14,561,045
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031		8,600,000	6,783,313
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029		10,387,000	9,216,191
Adani Transmission Ltd., 4%, 8/03/2026		6,220,000	5,942,312
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		11,058,425	8,893,994
Adani Transmission Ltd., 4.25%, 5/21/2036		13,266,050	10,669,527
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		18,777,000	18,314,751
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		28,790,000	24,263,964
Export-Import Bank of India, 2.25%, 1/13/2031		5,740,000	4,837,623

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – continued
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		$23,790,000	$ 23,886,403
Export-Import Bank of India, 5.5%, 1/18/2033		700,000	702,837
Export-Import Bank of India, 5.5%, 1/13/2035 (n)		25,944,000	25,769,959
IIFL Finance Ltd., 8.75%, 7/24/2028 (n)		14,347,000	14,473,624
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		19,986,000	17,304,451
Indian Railway Finance Corp., 2.8%, 2/10/2031		12,893,000	11,163,128
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)		18,116,000	18,298,218
JSW Hydro Energy Ltd., 4.125%, 5/18/2031		12,204,887	10,953,885
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		24,564,000	25,017,279
Muthoot Finance Ltd., 7.125%, 2/14/2028		2,000,000	2,036,906
Muthoot Finance Ltd., 6.375%, 4/23/2029 (n)		8,637,000	8,526,240
REC Ltd. (Republic of India), 4.75%, 9/27/2029 (n)		19,937,000	19,535,439
Republic of India, 7.1%, 4/08/2034	INR	3,078,620,000	36,268,332
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		$13,233,000	13,073,913
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027 (n)		14,000,000	14,082,600
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027		1,600,000	1,609,440
			$346,185,374
Indonesia – 1.8%
Listrindo Capital B.V., 4.95%, 9/14/2026		$6,244,000	$ 6,193,664
Medco Maple Tree Pte. Ltd., 8.96%, 4/27/2029 (n)		5,115,000	5,414,851
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		5,756,000	5,137,311
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030		700,000	624,760
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		7,528,000	6,704,566
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032		9,588,000	8,506,901
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052		8,427,000	6,881,361
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,353,000	5,061,507
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		2,800,000	2,230,792
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		14,343,000	14,050,124
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031		700,000	688,339
Republic of Indonesia, 3.55%, 3/31/2032		12,322,000	11,076,756
Republic of Indonesia, 4.7%, 6/06/2032 (n)		7,054,000	6,822,121
Republic of Indonesia, 4.65%, 9/20/2032		9,170,000	8,795,239
Republic of Indonesia, 4.85%, 1/11/2033		20,004,000	19,389,732
Republic of Indonesia, 1.1%, 3/12/2033	EUR	12,150,000	10,256,237
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		$9,015,245	9,092,131
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		8,313,455	8,384,356
			$135,310,748
Jamaica – 0.2%
Government of Jamaica, 7.875%, 7/28/2045		$5,247,000	$ 6,051,099
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		9,725,000	9,715,275
			$15,766,374
Jordan – 0.1%
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		$8,112,000	$ 7,242,978
Kazakhstan – 2.1%
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027 (n)		$18,101,000	$ 18,198,089
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027		1,300,000	1,306,973
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		15,478,000	15,303,563
Development Bank of Kazakhstan JSC, 2.95%, 5/06/2031		5,891,000	5,043,710
ForteBank JSC, 7.75%, 2/04/2030 (n)(w)		14,824,000	14,714,320

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Kazakhstan – continued
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		$8,220,000	$ 6,815,860
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047		15,581,000	13,368,763
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		37,257,000	34,369,582
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		7,127,000	6,841,108
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		22,873,000	22,280,772
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		17,232,000	14,646,511
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030		4,400,000	3,739,824
			$156,629,075
Kuwait – 0.4%
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)		$13,271,000	$ 12,544,068
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		14,054,000	14,173,459
			$26,717,527
Latvia – 0.4%
Republic of Latvia, 5.125%, 7/30/2034 (n)		$25,984,000	$ 25,259,904
Republic of Latvia, 5.125%, 7/30/2034		2,900,000	2,819,186
			$28,079,090
Luxembourg – 0.2%
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	16,287,000	$ 17,614,225
Macau – 0.5%
Sands China Ltd., 3.25%, 8/08/2031		$9,063,000	$ 7,774,504
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		11,937,000	11,519,036
Wynn Macau Ltd., 5.125%, 12/15/2029		15,515,000	14,448,417
			$33,741,957
Malaysia – 0.2%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		$14,829,000	$ 12,913,212
Mexico – 4.6%
Banco Mercantil del Norte S.A., 8.375% to 5/20/2031, FLR (CMT - 5yr. + 4.072%) to 2/20/2173 (n)		$11,058,000	$ 10,942,444
Banco Mercantil del Norte S.A., 8.75% to 5/20/2035, FLR (CMT - 10yr. + 4.299%) to 2/20/2173 (n)		11,523,000	11,456,917
Banco Santander Mexico S.A., 5.621%, 12/10/2029 (n)		11,368,000	11,378,004
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)		12,140,000	12,558,514
BBVA Bancomer S.A. (Texas), 8.45%, 6/29/2038		1,300,000	1,344,816
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		10,018,000	10,148,464
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039		2,000,000	2,026,046
Bimbo Bakeries USA, Inc., 5.375%, 1/09/2036 (n)		7,474,000	7,230,932
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		6,712,000	6,733,062
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		17,446,000	17,018,573
Gruma S.A.B. de C.V., 5.761%, 12/09/2054 (n)		9,160,000	8,611,275
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		9,897,000	7,328,760
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		13,916,000	10,304,843
Petroleos Mexicanos, 6.49%, 1/23/2027		11,715,000	11,329,391
Petroleos Mexicanos, 8.75%, 6/02/2029		7,965,000	7,891,261
Petroleos Mexicanos, 6.84%, 1/23/2030		8,038,000	7,276,578
Petroleos Mexicanos, 5.95%, 1/28/2031		34,854,000	29,184,612
Petroleos Mexicanos, 6.7%, 2/16/2032		29,462,000	25,612,793
Petroleos Mexicanos, 6.75%, 9/21/2047		15,635,000	10,773,580
Petroleos Mexicanos, 7.69%, 1/23/2050		36,125,000	27,029,479
United Mexican States, 6%, 5/07/2036		11,516,000	10,881,734

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mexico – continued
United Mexican States, 6.875%, 5/13/2037	$37,228,000	$ 37,426,672
United Mexican States, 6.338%, 5/04/2053	30,209,000	26,941,490
United Mexican States, 6.4%, 5/07/2054	15,963,000	14,335,614
United Mexican States, 7.375%, 5/13/2055	17,398,000	17,531,788
		$343,297,642
Morocco – 1.4%
Kingdom of Morocco, 5.95%, 3/08/2028 (n)	$3,413,000	$ 3,442,352
Kingdom of Morocco, 5.95%, 3/08/2028	2,100,000	2,118,060
Kingdom of Morocco, 3%, 12/15/2032	14,906,000	12,221,504
Kingdom of Morocco, 6.5%, 9/08/2033 (n)	17,790,000	18,334,997
Kingdom of Morocco, 6.5%, 9/08/2033	700,000	721,444
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)	27,122,000	27,620,231
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034	1,400,000	1,425,718
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051	19,190,000	14,536,425
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)	25,059,000	25,379,755
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 7.5%, 5/02/2054	700,000	708,960
		$106,509,446
Nigeria – 2.6%
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)	$12,982,000	$ 11,959,668
Federal Republic of Nigeria, 6.125%, 9/28/2028	1,300,000	1,197,625
Federal Republic of Nigeria, 9.625%, 6/09/2031 (n)	14,782,000	14,899,960
Federal Republic of Nigeria, 7.875%, 2/16/2032	33,322,000	30,614,921
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)	22,438,000	19,466,311
Federal Republic of Nigeria, 7.375%, 9/28/2033	46,435,000	40,285,149
Federal Republic of Nigeria, 10.375%, 12/09/2034 (n)	15,009,000	15,534,315
Federal Republic of Nigeria, 7.696%, 2/23/2038	46,680,000	38,801,116
Federal Republic of Nigeria, 7.625%, 11/28/2047	5,431,000	4,236,180
IHS Holding Ltd., 7.875%, 5/29/2030 (n)	16,930,000	16,650,643
		$193,645,888
Oman – 3.1%
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)	$16,730,000	$ 16,600,610
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031	5,850,000	5,804,756
Sultanate of Oman, 6.5%, 3/08/2047	34,879,000	34,617,408
Sultanate of Oman, 6.75%, 1/17/2048	85,344,000	86,909,209
Sultanate of Oman, 7%, 1/25/2051 (n)	15,943,000	16,720,221
Sultanate of Oman, 7%, 1/25/2051	61,962,000	64,982,647
		$225,634,851
Pakistan – 0.9%
Islamic Republic of Pakistan, 6.875%, 12/05/2027	$32,459,000	$ 30,148,114
Islamic Republic of Pakistan, 7.375%, 4/08/2031	38,088,000	32,902,242
		$63,050,356
Panama – 1.1%
Panama Canal Railway Co., 7%, 11/01/2026	$1,342,422	$ 1,361,753
Panama Canal Railway Co., 7%, 11/01/2026 (n)	266,430	270,267
Republic of Panama, 3.362%, 6/30/2031 (n)	6,955,000	5,562,957
Republic of Panama, 2.252%, 9/29/2032	24,520,000	17,552,406
Republic of Panama, 3.298%, 1/19/2033	9,341,000	7,203,172
Republic of Panama, 8%, 3/01/2038	29,396,000	29,838,820

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Panama – continued
Republic of Panama, 3.87%, 7/23/2060		$18,451,000	$ 9,911,502
Republic of Panama, 4.5%, 1/19/2063		20,946,000	12,525,650
			$84,226,527
Paraguay – 2.1%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)		$6,079,000	$ 5,904,949
Republic of Paraguay, 4.95%, 4/28/2031		13,677,000	13,160,752
Republic of Paraguay, 3.849%, 6/28/2033		27,203,000	23,659,573
Republic of Paraguay, 5.85%, 8/21/2033 (n)		5,512,000	5,454,784
Republic of Paraguay, 5.85%, 8/21/2033		2,100,000	2,078,201
Republic of Paraguay, 6%, 2/09/2036 (n)		7,196,000	7,129,023
Republic of Paraguay, 5.6%, 3/13/2048		34,383,000	30,027,725
Republic of Paraguay, 5.4%, 3/30/2050		70,351,000	59,714,045
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		5,330,000	5,275,774
			$152,404,826
Peru – 1.8%
Compania de Minas Buenaventura S.A.A., 6.8%, 2/04/2032 (n)(w)		$13,262,000	$ 13,145,294
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		21,218,000	21,371,307
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029		700,000	705,058
Kallpa Generacion S.A., 5.875%, 1/30/2032 (n)		18,521,000	18,402,466
Niagara Energy S.A.C., 5.746%, 10/03/2034 (n)		16,719,000	16,098,258
Peru LNG, 5.375%, 3/22/2030		8,385,972	7,792,775
Republic of Peru, 5.375%, 2/08/2035		17,684,000	17,083,938
Republic of Peru, 5.875%, 8/08/2054		21,136,000	20,208,536
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		17,385,000	15,863,812
San Miguel Industrias PET S.A., 3.75%, 8/02/2028		700,000	638,750
			$131,310,194
Philippines – 0.4%
Republic of Philippines, 3.556%, 9/29/2032		$7,354,000	$ 6,557,046
Republic of Philippines, 5.609%, 4/13/2033		9,298,000	9,445,100
Republic of Philippines, 1.2%, 4/28/2033	EUR	7,755,000	6,651,655
Republic of Philippines, 5%, 7/17/2033		$5,959,000	5,823,093
Republic of Philippines, 1.75%, 4/28/2041	EUR	6,551,000	4,855,919
			$33,332,813
Poland – 1.6%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$6,959,000	$ 7,256,038
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		9,601,000	9,420,789
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		14,258,000	14,261,251
Bank Gospodarstwa Krajowego (Republic of Poland), 3.875%, 3/13/2035	EUR	6,757,000	6,990,928
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 7/09/2054 (n)		$10,585,000	10,413,036
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		15,323,000	13,843,704
Orlen S.A., 6%, 1/30/2035 (n)		20,756,000	20,823,029
Republic of Poland, 4.625%, 3/18/2029		12,948,000	12,845,167
Republic of Poland, 3.625%, 1/11/2034	EUR	4,700,000	4,977,521
Republic of Poland, 5.125%, 9/18/2034		$11,187,000	10,918,512
Republic of Poland, 5.5%, 3/18/2054		7,671,000	7,126,167
			$118,876,142

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Qatar – 0.8%
CBQ Finance Ltd., 5.375%, 3/28/2029		$10,680,000	$ 10,747,338
Ooredoo International Finance Ltd. (State of Qatar), 4.625%, 10/10/2034 (n)		14,659,000	13,987,398
Qatar Petroleum, 3.125%, 7/12/2041		10,837,000	7,955,117
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		12,778,000	12,231,229
State of Qatar, 4.817%, 3/14/2049 (n)		14,288,000	12,957,644
			$57,878,726
Romania – 1.2%
Republic of Romania, 5.25%, 11/25/2027 (n)		$17,734,000	$ 17,417,643
Republic of Romania, 6.625%, 2/17/2028 (n)		10,544,000	10,715,509
Republic of Romania, 5.875%, 1/30/2029 (n)		11,260,000	11,054,989
Republic of Romania, 5.875%, 1/30/2029		1,200,000	1,178,152
Republic of Romania, 2.124%, 7/16/2031	EUR	7,170,000	6,095,707
Republic of Romania, 3.625%, 3/27/2032		$6,062,000	4,985,995
Republic of Romania, 7.125%, 1/17/2033 (n)		10,940,000	11,079,441
Republic of Romania, 7.125%, 1/17/2033		9,748,000	9,872,248
Republic of Romania, 6.375%, 1/30/2034 (n)		10,284,000	9,821,837
Republic of Romania, 6%, 5/25/2034 (n)		5,742,000	5,310,230
			$87,531,751
Saudi Arabia – 2.3%
BSF Finance, 5.5%, 11/23/2027		$11,922,000	$ 12,048,314
Kingdom of Saudi Arabia, 5.625%, 1/13/2035 (n)		17,568,000	17,746,350
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		41,929,000	34,549,832
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		14,710,000	9,395,865
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		17,476,000	14,878,892
Kingdom of Saudi Arabia, 5%, 1/18/2053		16,121,000	13,725,258
Kingdom of Saudi Arabia, 3.75%, 1/21/2055		7,979,000	5,406,012
Saudi Arabian Oil Co., 3.5%, 4/16/2029		8,281,000	7,779,420
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)		14,462,000	14,302,426
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		7,430,000	6,947,050
Saudi Arabian Oil Co., 5.875%, 7/17/2064 (n)		7,446,000	6,925,301
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		34,770,000	28,388,453
			$172,093,173
Serbia – 1.3%
Republic of Serbia, 6.25%, 5/26/2028 (n)		$12,636,000	$ 12,906,983
Republic of Serbia, 6.25%, 5/26/2028		4,000,000	4,085,782
Republic of Serbia, 1.5%, 6/26/2029	EUR	10,466,000	9,784,821
Republic of Serbia, 1.65%, 3/03/2033		15,464,000	12,925,292
Republic of Serbia, 6.5%, 9/26/2033 (n)		$9,761,000	10,100,194
Republic of Serbia, 6%, 6/12/2034 (n)		18,140,000	18,040,495
Republic of Serbia, 6%, 6/12/2034		8,993,000	8,943,670
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		18,427,000	18,282,348
			$95,069,585
Singapore – 0.7%
Oversea-Chinese Banking Corp. Ltd., 4.602% to 6/15/2027, FLR (CMT - 5yr. + 1.575%) to 6/15/2032		$10,430,000	$ 10,349,110
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		18,169,000	17,287,892
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 1yr. + 1.23%) to 10/14/2031		700,000	666,053
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)		9,368,000	9,105,738
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032		1,400,000	1,360,806

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Singapore – continued
Vena Energy Capital Pte Ltd., 3.133%, 2/26/2025		$16,103,000	$ 16,083,265
			$54,852,864
Slovakia – 0.3%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	19,412,000	$ 18,905,569
Slovenia – 0.3%
United Group B.V., 6.75%, 2/15/2031 (n)	EUR	8,397,000	$ 9,108,710
United Group B.V., 6.5%, 10/31/2031 (n)		10,157,000	11,011,035
			$20,119,745
South Africa – 3.0%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$32,883,000	$ 32,878,791
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		13,054,000	12,920,327
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		9,560,024	7,433,009
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026		368,260	286,326
Republic of South Africa, 8.875%, 2/28/2035	ZAR	429,720,000	20,860,022
Republic of South Africa, 7.1%, 11/19/2036 (n)		$33,896,000	33,135,638
Republic of South Africa, 5.75%, 9/30/2049		28,403,000	21,231,242
Republic of South Africa, 7.3%, 4/20/2052		46,318,000	41,988,657
Republic of South Africa, 7.95%, 11/19/2054 (n)		34,446,000	32,982,424
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		17,275,000	14,553,184
			$218,269,620
Sri Lanka – 0.4%
Republic of Sri Lanka, 4%, 4/15/2028 (n)		$5,250,747	$ 4,896,321
Republic of Sri Lanka, 3.1%, 1/15/2030 (n)		4,339,176	3,769,659
Republic of Sri Lanka, 3.35%, 3/15/2033 (n)		8,511,222	6,723,865
Republic of Sri Lanka, 3.6%, 6/15/2035 (n)		5,747,032	4,051,658
Republic of Sri Lanka, 3.6%, 5/15/2036 (n)		3,988,574	3,230,745
Republic of Sri Lanka, 3.6%, 2/15/2038 (n)		7,980,500	6,544,010
			$29,216,258
Thailand – 0.7%
Bangkok Bank Public Co. Ltd., 5.5%, 9/21/2033		$7,013,000	$ 7,030,637
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		15,585,000	14,196,665
Bangkok Bank Public Co. Ltd. (Hong Kong), 5.65%, 7/05/2034 (n)		18,942,000	19,226,679
Kasikornbank PLC (Hong Kong Branch), 3.343%, 10/02/2031		7,832,000	7,528,710
Thaioil Treasury Center Co. Ltd., 2.5%, 6/18/2030		8,664,000	7,324,841
			$55,307,532
Trinidad & Tobago – 0.1%
Republic of Trinidad & Tobago, 6.4%, 6/26/2034 (n)		$5,527,000	$ 5,416,460
Turkey – 3.9%
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.5%, 4/26/2030 (n)		$14,250,000	$ 14,148,106
Republic of Turkey, 5.125%, 2/17/2028		7,456,000	7,263,561
Republic of Turkey, 8.509%, 1/14/2029 (n)		14,229,000	15,152,917
Republic of Turkey, 5.25%, 3/13/2030		33,268,000	31,148,596
Republic of Turkey, 5.95%, 1/15/2031		25,093,000	23,869,716
Republic of Turkey, 5.875%, 6/26/2031		46,790,000	44,162,086
Republic of Turkey, 6.5%, 1/03/2035		27,854,000	26,303,117
Republic of Turkey, 6%, 1/14/2041		15,402,000	12,913,499

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Turkey – continued
Republic of Turkey, 5.75%, 5/11/2047	$45,170,000	$ 34,771,459
Sisecam UK PLC, 8.625%, 5/02/2032 (n)	10,981,000	11,063,577
T.C. Ziraat Bankasi A.S., 7.25%, 2/04/2030 (n)(w)	13,890,000	13,846,941
Turkcell Iletisim Hizmetleri A.S. , 7.65%, 1/24/2032 (n)	13,913,000	14,034,349
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)	10,389,000	10,570,808
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)	15,703,000	15,492,483
WE Soda Investments Holding PLC, 9.375%, 2/14/2031 (n)	13,242,000	13,593,244
WE Soda Investments Holding PLC, 9.375%, 2/14/2031	700,000	718,568
		$289,053,027
Ukraine – 1.1%
Government of Ukraine, 0%, 2/01/2030 (n)	$3,075,956	$ 1,733,301
Government of Ukraine, 0%, 2/01/2034 (n)	39,361,739	16,984,590
Government of Ukraine, 1.75%, 2/01/2034 (n)	2,040,767	1,149,972
Government of Ukraine, 0%, 2/01/2035 (n)	9,713,555	6,002,977
Government of Ukraine, 1.75%, 2/01/2035 (n)	19,581,030	10,857,681
Government of Ukraine, 0%, 2/01/2036 (n)	8,094,628	4,991,148
Government of Ukraine, 1.75%, 2/01/2036 (n)	24,382,527	13,361,625
Government of Ukraine, GDP Linked Bond, 0%, 8/01/2041 (a)	27,326,000	22,817,210
		$77,898,504
United Arab Emirates – 2.0%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	$22,188,000	$ 19,483,771
Abu Dhabi Development Holding Co. PJSC, 5.375%, 5/08/2029 (n)	6,940,000	7,029,040
Abu Dhabi Development Holding Co. PJSC, 4.375%, 10/02/2031 (n)	14,905,000	14,296,205
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)	25,198,000	25,639,469
Abu Dhabi Development Holding Co. PJSC, 5.25%, 10/02/2054 (n)	15,809,000	14,483,637
Abu Dhabi National Energy Co., 4.75%, 3/09/2037 (n)	12,060,000	11,306,853
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)	1,430,000	1,348,842
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035	2,400,000	2,263,790
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034	22,669,000	23,191,271
First Abu Dhabi Bank PJSC, 5.804% to 1/16/2030, FLR (CMT - 5yr. + 1.55%) to 1/16/2035	7,112,000	7,137,390
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	7,714,000	6,367,605
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036	7,794,000	6,433,641
National Central Cooling Co. PJSC (United Arab Emirates), 2.5%, 10/21/2027	6,892,000	6,409,774
		$145,391,288
United States – 4.4%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	$17,513,000	$ 15,495,422
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033	5,950,000	5,986,753
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	31,812,000	28,039,295
U.S. Treasury Bonds, 2.5%, 2/15/2046	91,558,600	62,867,854
U.S. Treasury Notes, 3.875%, 9/30/2029	9,808,000	9,617,204
U.S. Treasury Notes, 2.75%, 8/15/2032	229,113,000	204,107,465
		$326,113,993
Uruguay – 0.7%
Oriental Republic of Uruguay, 5.75%, 10/28/2034	$15,954,000	$ 16,349,837
Oriental Republic of Uruguay, 4.975%, 4/20/2055	20,589,000	18,031,085
Oriental Republic of Uruguay, 5.25%, 9/10/2060	20,276,997	18,249,155
		$52,630,077

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Uzbekistan – 2.2%
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)	$18,250,000	$ 18,700,250
National Bank of Uzbekistan, 4.85%, 10/21/2025	12,812,000	12,640,191
National Bank of Uzbekistan, 8.5%, 7/05/2029	11,129,000	11,379,403
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028 (n)	11,375,000	11,406,042
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028	600,000	601,637
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)	16,634,000	16,506,735
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031	600,000	595,409
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)	6,810,000	7,082,441
Republic of Uzbekistan, 5.375%, 2/20/2029	14,736,000	13,947,919
Republic of Uzbekistan, 3.9%, 10/19/2031	18,211,000	15,124,236
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)	19,072,000	18,730,535
Republic of Uzbekistan, 6.9%, 2/28/2032	1,300,000	1,276,725
Uzbek Industrial and Construction Bank, 8.95%, 7/24/2029	700,000	714,971
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)	18,284,000	18,675,040
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)	13,746,000	12,141,732
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028	700,000	618,304
		$160,141,570
Venezuela – 0.4%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)	$10,104,000	$ 1,649,754
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)	17,593,000	2,902,845
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)	33,488,000	5,284,474
Republic of Venezuela, 11.75%, 10/21/2026 (d)	3,330,000	649,288
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	49,302,000	9,380,198
Republic of Venezuela, 9.375%, 1/13/2034 (a)(d)	1,253,000	238,505
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	69,397,500	10,578,101
		$30,683,165
Zambia – 0.4%
Republic of Zambia, 5.75%, 6/30/2033	$32,341,646	$ 28,771,937
Republic of Zambia, 0.5%, 12/31/2053	7,037,733	4,276,654
		$33,048,591
Total Bonds (Identified Cost, $6,898,821,365)		$6,855,397,626
Mutual Funds (h) – 6.8%
Money Market Funds – 6.8%
MFS Institutional Money Market Portfolio, 4.41% (v) (Identified Cost, $499,030,886)	499,039,881	$499,139,689
Other Assets, Less Liabilities – 0.4%		30,076,042
Net Assets – 100.0%		$7,384,613,357

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $499,139,689 and $6,855,397,626, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,772,576,737, representing 37.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Republic of Benin, 8.375%, 1/23/2041	1/16/25-1/21/25	$15,800,638	$15,581,855
Republic of Cote d'Ivoire, 7.625%, 1/30/2033	1/23/24-12/10/24	17,176,921	16,963,688
Republic of Cote d'Ivoire, 8.25%, 1/30/2037	1/23/24-12/10/24	27,867,156	27,451,730
Total Restricted Securities			$59,997,273
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 1/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	8,283,659	USD	1,338,081	JPMorgan Chase Bank N.A.	3/05/2025	$67,978
EUR	6,613,201	USD	6,826,347	JPMorgan Chase Bank N.A.	4/16/2025	58,027
MXN	149,033,462	USD	7,051,469	Goldman Sachs International	4/16/2025	62,724
PHP	324,697,195	USD	5,533,354	Citibank N.A.	2/05/2025	28,850
PHP	875,899,000	USD	14,831,541	Goldman Sachs International	2/05/2025	172,988
PHP	1,018,924,000	USD	17,308,640	Merrill Lynch International	2/05/2025	145,969

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
TRY	653,512,951	USD	16,914,393	BNP Paribas S.A.	4/16/2025	$212,267
USD	690,174	CZK	16,578,549	JPMorgan Chase Bank N.A.	4/16/2025	6,444
USD	22,161,425	MXN	462,028,042	Barclays Bank PLC	4/16/2025	106,265
USD	38,044,569	PHP	2,219,520,195	Citibank N.A.	2/05/2025	23,229
USD	6,796,932	ZAR	126,589,475	Merrill Lynch International	4/16/2025	61,980
						$946,721
Liability Derivatives
MXN	108,212,189	USD	5,201,358	BNP Paribas S.A.	4/16/2025	$(35,791)
MXN	206,999,565	USD	9,959,334	Morgan Stanley Capital Services LLC	4/16/2025	(78,096)
USD	67,900,153	BRL	412,639,600	Goldman Sachs International	3/05/2025	(2,140,857)
USD	892,829	BRL	5,274,269	JPMorgan Chase Bank N.A.	3/05/2025	(2,420)
USD	15,459,212	CNH	113,207,809	HSBC Bank	4/16/2025	(47,557)
USD	10,457,301	CNH	76,579,861	UBS AG	4/16/2025	(32,313)
USD	24,519,963	CZK	605,836,784	Barclays Bank PLC	4/16/2025	(465,852)
USD	43,031,151	CZK	1,063,015,743	Morgan Stanley Capital Services LLC	4/16/2025	(809,559)
USD	52,683,109	EUR	50,928,225	Barclays Bank PLC	4/16/2025	(333,413)
USD	99,933,981	EUR	96,737,015	BNP Paribas S.A.	4/16/2025	(769,709)
USD	99,933,787	EUR	96,737,016	Goldman Sachs International	4/16/2025	(769,902)
USD	99,948,394	EUR	96,737,016	HSBC Bank	4/16/2025	(755,296)
USD	9,754,814	ZAR	184,615,499	Merrill Lynch International	4/16/2025	(67,301)
USD	4,873,162	ZAR	92,341,819	Morgan Stanley Capital Services LLC	4/16/2025	(39,708)
						$(6,347,774)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	971	$110,602,969	March – 2025	$(2,303,100)
U.S. Treasury Note 10 yr	Long	USD	965	105,034,219	March – 2025	(795,152)
U.S. Treasury Note 5 yr	Long	USD	1,874	199,376,031	March – 2025	(821,957)
U.S. Treasury Ultra Bond 30 yr	Long	USD	199	23,575,281	March – 2025	(871,767)
U.S. Treasury Ultra Note 10 yr	Long	USD	633	70,500,375	March – 2025	(1,658,407)
						$(6,450,383)

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/29	USD	14,868,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(199,203)	$677,468	$478,265
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Federative Republic of Brazil, 5.625%, 1/07/2041, a BB rated bond. The fund entered into the contract to buy issuer protection.
At January 31, 2025, the fund had cash collateral of $6,145,000 and other liquid securities with an aggregate value of $12,192,545 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $6,898,821,365)	$6,855,397,626
Investments in affiliated issuers, at value (identified cost, $499,030,886)	499,139,689
Cash	27,401,712
Restricted cash for
Uncleared derivatives	6,145,000
Receivables for
Forward foreign currency exchange contracts	946,721
Investments sold	29,969,372
Fund shares sold	10,848,399
Interest	93,634,317
Uncleared swaps, at value (net of unamortized premiums paid, $677,468)	478,265
Other assets	294,717
Total assets	$7,524,255,818
Liabilities
Payables for
Distributions	$3,394,537
Forward foreign currency exchange contracts	6,347,774
Net daily variation margin on open futures contracts	2,054,007
Investments purchased	39,627,737
When-issued investments purchased	67,790,844
Fund shares reacquired	9,282,494
Payable to affiliates
Investment adviser	266,080
Administrative services fee	3,345
Shareholder servicing costs	1,643,812
Distribution and service fees	4,661
Payable for independent Trustees' compensation	22,035
Deferred foreign capital gains tax expense payable	8,951,237
Accrued expenses and other liabilities	253,898
Total liabilities	$139,642,461
Net assets	$7,384,613,357
Net assets consist of
Paid-in capital	$9,449,952,257
Total distributable earnings (loss)	(2,065,338,900)
Net assets	$7,384,613,357
Shares of beneficial interest outstanding	614,206,214
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$224,036,827	18,683,368	$11.99
Class B	463,185	40,985	11.30
Class C	11,145,937	945,209	11.79
Class I	4,279,290,585	356,231,820	12.01
Class R1	429,619	35,519	12.10
Class R2	9,090,361	752,425	12.08
Class R3	48,692,187	4,039,280	12.05
Class R4	44,476,137	3,691,618	12.05
Class R6	2,766,988,519	229,785,990	12.04

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Statement of Assets and Liabilities - continued
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.52 [100 / 95.75 x $11.99]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 1/31/25 (unaudited) Net investment income (loss)
Income
Interest	$230,924,662
Dividends from affiliated issuers	14,328,717
Other	1,493,976
Foreign taxes withheld	(1,216,764)
Total investment income	$245,530,591
Expenses
Management fee	$24,941,503
Distribution and service fees	513,348
Shareholder servicing costs	2,656,945
Administrative services fee	310,378
Independent Trustees' compensation	61,533
Custodian fee	205,029
Shareholder communications	472,536
Audit and tax fees	47,266
Legal fees	17,608
Miscellaneous	210,821
Total expenses	$29,436,967
Reduction of expenses by investment adviser and distributor	(501,474)
Net expenses	$28,935,493
Net investment income (loss)	$216,595,098
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(30,885,976)
Affiliated issuers	(52,282)
Futures contracts	835,060
Swap agreements	(66,843)
Forward foreign currency exchange contracts	30,490,622
Foreign currency	(882,324)
Net realized gain (loss)	$(561,743)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $14,641 increase in deferred foreign capital gains tax)	$73,611,061
Affiliated issuers	45,069
Futures contracts	(20,081,924)
Swap agreements	(165,891)
Forward foreign currency exchange contracts	(9,164,031)
Translation of assets and liabilities in foreign currencies	(68,927)
Net unrealized gain (loss)	$44,175,357
Net realized and unrealized gain (loss)	$43,613,614
Change in net assets from operations	$260,208,712
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24
Change in net assets
From operations
Net investment income (loss)	$216,595,098	$377,390,990
Net realized gain (loss)	(561,743)	(370,248,460)
Net unrealized gain (loss)	44,175,357	614,971,634
Change in net assets from operations	$260,208,712	$622,114,164
Total distributions to shareholders	$(245,106,622)	$(462,825,942)
Change in net assets from fund share transactions	$204,163,213	$320,006,668
Total change in net assets	$219,265,303	$479,294,890
Net assets
At beginning of period	7,165,348,054	6,686,053,164
At end of period	$7,384,613,357	$7,165,348,054
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$11.98	$11.69	$11.69	$14.93	$14.73	$14.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.63	$0.60	$0.54	$0.51	$0.56
Net realized and unrealized gain (loss)	0.06	0.43	0.19	(3.18)	0.24	0.10
Total from investment operations	$0.40	$1.06	$0.79	$(2.64)	$0.75	$0.66
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.77)	$(0.79)	$(0.60)	$(0.55)	$(0.61)
Net asset value, end of period (x)	$11.99	$11.98	$11.69	$11.69	$14.93	$14.73
Total return (%) (r)(s)(t)(x)	3.33(n)	9.46	7.07	(18.12)	5.19	4.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07(a)	1.07	1.07	1.06	1.07	1.08
Expenses after expense reductions	1.06(a)	1.06	1.06	1.05	1.06	1.06
Net investment income (loss)	5.58(a)	5.36	5.25	3.94	3.42	3.84
Portfolio turnover rate	26(n)	58	52	52	56	75
Net assets at end of period (000 omitted)	$224,037	$307,936	$282,355	$315,618	$431,359	$377,703
Class B	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$11.48	$11.46	$11.56	$14.87	$14.75	$14.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.55	$0.52	$0.43	$0.41	$0.45
Net realized and unrealized gain (loss)	(0.13)(g)	0.16(g)	0.08(g)	(3.24)	0.15(g)	0.10
Total from investment operations	$0.17	$0.71	$0.60	$(2.81)	$0.56	$0.55
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.69)	$(0.70)	$(0.50)	$(0.44)	$(0.51)
Net asset value, end of period (x)	$11.30	$11.48	$11.46	$11.56	$14.87	$14.75
Total return (%) (r)(s)(t)(x)	1.28(n)	6.25	5.37	(19.32)	3.84	3.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82(a)	1.82	1.82	1.82	1.82	1.83
Expenses after expense reductions	1.81(a)	1.81	1.81	1.80	1.81	1.82
Net investment income (loss)	4.84(a)	4.73	4.49	3.15	2.70	3.12
Portfolio turnover rate	26(n)	58	52	52	56	75
Net assets at end of period (000 omitted)	$463	$716	$1,480	$2,183	$4,286	$8,088

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$11.76	$11.50	$11.54	$14.83	$14.73	$14.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.54	$0.52	$0.43	$0.41	$0.45
Net realized and unrealized gain (loss)	0.07	0.41	0.14(g)	(3.22)	0.13(g)	0.08
Total from investment operations	$0.37	$0.95	$0.66	$(2.79)	$0.54	$0.53
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.69)	$(0.70)	$(0.50)	$(0.44)	$(0.50)
Net asset value, end of period (x)	$11.79	$11.76	$11.50	$11.54	$14.83	$14.73
Total return (%) (r)(s)(t)(x)	3.13(n)	8.44	5.92	(19.24)	3.70	3.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82(a)	1.82	1.82	1.82	1.82	1.83
Expenses after expense reductions	1.81(a)	1.81	1.81	1.80	1.81	1.82
Net investment income (loss)	4.83(a)	4.64	4.50	3.16	2.70	3.12
Portfolio turnover rate	26(n)	58	52	52	56	75
Net assets at end of period (000 omitted)	$11,146	$12,478	$14,780	$18,289	$31,537	$62,772
Class I	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$11.98	$11.70	$11.69	$14.93	$14.74	$14.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.65	$0.63	$0.57	$0.55	$0.59
Net realized and unrealized gain (loss)	0.07	0.43	0.19	(3.18)	0.23	(0.02)(g)
Total from investment operations	$0.43	$1.08	$0.82	$(2.61)	$0.78	$0.57
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.80)	$(0.81)	$(0.63)	$(0.59)	$(0.65)
Net asset value, end of period (x)	$12.01	$11.98	$11.70	$11.69	$14.93	$14.74
Total return (%) (r)(s)(t)(x)	3.63(n)	9.63	7.42	(17.91)	5.38	4.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82(a)	0.82	0.82	0.81	0.82	0.83
Expenses after expense reductions	0.81(a)	0.81	0.81	0.80	0.81	0.82
Net investment income (loss)	5.83(a)	5.61	5.51	4.19	3.66	4.06
Portfolio turnover rate	26(n)	58	52	52	56	75
Net assets at end of period (000 omitted)	$4,279,291	$4,212,646	$4,032,436	$4,294,440	$5,960,448	$4,345,513

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$12.06	$11.76	$11.75	$15.00	$14.82	$14.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.54	$0.52	$0.44	$0.40	$0.44
Net realized and unrealized gain (loss)	0.08	0.45	0.19	(3.19)	0.22	0.01(g)
Total from investment operations	$0.38	$0.99	$0.71	$(2.75)	$0.62	$0.45
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.69)	$(0.70)	$(0.50)	$(0.44)	$(0.51)
Net asset value, end of period (x)	$12.10	$12.06	$11.76	$11.75	$15.00	$14.82
Total return (%) (r)(s)(t)(x)	3.20(n)	8.72	6.36	(18.71)	4.25	3.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82(a)	1.82	1.82	1.82	1.82	1.84
Expenses after expense reductions	1.81(a)	1.81	1.81	1.80	1.81	1.82
Net investment income (loss)	4.83(a)	4.60	4.52	3.22	2.69	3.07
Portfolio turnover rate	26(n)	58	52	52	56	75
Net assets at end of period (000 omitted)	$430	$386	$325	$305	$333	$582
Class R2	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$12.05	$11.76	$11.75	$15.00	$14.81	$14.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.60	$0.58	$0.50	$0.48	$0.52
Net realized and unrealized gain (loss)	0.08	0.44	0.19	(3.18)	0.23	(0.00)(g)(w)
Total from investment operations	$0.41	$1.04	$0.77	$(2.68)	$0.71	$0.52
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.75)	$(0.76)	$(0.57)	$(0.52)	$(0.58)
Net asset value, end of period (x)	$12.08	$12.05	$11.76	$11.75	$15.00	$14.81
Total return (%) (r)(s)(t)(x)	3.37(n)	9.17	6.89	(18.30)	4.84	3.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.32(a)	1.32	1.32	1.32	1.32	1.34
Expenses after expense reductions	1.31(a)	1.31	1.31	1.30	1.31	1.32
Net investment income (loss)	5.33(a)	5.11	5.01	3.70	3.19	3.60
Portfolio turnover rate	26(n)	58	52	52	56	75
Net assets at end of period (000 omitted)	$9,090	$9,847	$9,327	$9,831	$12,688	$15,944

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$12.02	$11.73	$11.72	$14.96	$14.75	$14.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.63	$0.61	$0.54	$0.51	$0.56
Net realized and unrealized gain (loss)	0.08	0.43	0.19	(3.18)	0.26	(0.00)(g)(w)
Total from investment operations	$0.42	$1.06	$0.80	$(2.64)	$0.77	$0.56
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.77)	$(0.79)	$(0.60)	$(0.56)	$(0.61)
Net asset value, end of period (x)	$12.05	$12.02	$11.73	$11.72	$14.96	$14.75
Total return (%) (r)(s)(t)(x)	3.50(n)	9.45	7.16	(18.08)	5.25	3.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07(a)	1.07	1.07	1.07	1.07	1.08
Expenses after expense reductions	1.06(a)	1.06	1.06	1.05	1.06	1.07
Net investment income (loss)	5.58(a)	5.37	5.27	3.96	3.42	3.86
Portfolio turnover rate	26(n)	58	52	52	56	75
Net assets at end of period (000 omitted)	$48,692	$47,044	$37,811	$32,029	$36,080	$23,775
Class R4	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$12.01	$11.73	$11.71	$14.96	$14.76	$14.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.65	$0.64	$0.57	$0.55	$0.60
Net realized and unrealized gain (loss)	0.08	0.43	0.20	(3.18)	0.24	(0.03)(g)
Total from investment operations	$0.44	$1.08	$0.84	$(2.61)	$0.79	$0.57
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.80)	$(0.82)	$(0.64)	$(0.59)	$(0.65)
Net asset value, end of period (x)	$12.05	$12.01	$11.73	$11.71	$14.96	$14.76
Total return (%) (r)(s)(t)(x)	3.72(n)	9.63	7.52	(17.94)	5.45	4.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82(a)	0.82	0.82	0.82	0.82	0.83
Expenses after expense reductions	0.81(a)	0.81	0.81	0.80	0.81	0.82
Net investment income (loss)	5.83(a)	5.61	5.51	4.23	3.68	4.13
Portfolio turnover rate	26(n)	58	52	52	56	75
Net assets at end of period (000 omitted)	$44,476	$45,574	$50,981	$36,790	$40,988	$39,791

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$12.01	$11.72	$11.72	$14.96	$14.77	$14.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.67	$0.65	$0.59	$0.56	$0.60
Net realized and unrealized gain (loss)	0.08	0.43	0.18	(3.18)	0.24	(0.07)(g)
Total from investment operations	$0.44	$1.10	$0.83	$(2.59)	$0.80	$0.53
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.81)	$(0.83)	$(0.65)	$(0.61)	$(0.66)
Net asset value, end of period (x)	$12.04	$12.01	$11.72	$11.72	$14.96	$14.77
Total return (%) (r)(s)(t)(x)	3.68(n)	9.84	7.45	(17.77)	5.49	3.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.71	0.71	0.69	0.71	0.73
Expenses after expense reductions	0.70(a)	0.70	0.70	0.68	0.69	0.72
Net investment income (loss)	5.93(a)	5.71	5.62	4.32	3.75	4.17
Portfolio turnover rate	26(n)	58	52	52	56	75
Net assets at end of period (000 omitted)	$2,766,989	$2,528,722	$2,256,558	$2,322,980	$3,043,561	$1,529,701
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Emerging Markets Debt Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$304,631,818	$—	$304,631,818
Non - U.S. Sovereign Debt	—	5,009,756,403	—	5,009,756,403
U.S. Corporate Bonds	—	21,482,175	—	21,482,175
Foreign Bonds	—	1,519,527,230	—	1,519,527,230
Investment Companies	499,139,689	—	—	499,139,689
Total	$499,139,689	$6,855,397,626	$—	$7,354,537,315
Other Financial Instruments
Futures Contracts – Liabilities	$(6,450,383)	$—	$—	$(6,450,383)
Forward Foreign Currency Exchange Contracts – Assets	—	946,721	—	946,721
Forward Foreign Currency Exchange Contracts – Liabilities	—	(6,347,774)	—	(6,347,774)
Swap Agreements – Assets	—	478,265	—	478,265
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(6,450,383)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	946,721	(6,347,774)
Credit	Uncleared Swap Agreements	478,265	—
Total		$1,424,986	$(12,798,157)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$835,060	$—	$—	$—
Foreign Exchange	—	—	30,490,622	—
Equity	—	—	—	(4,390,491)
Credit	—	(66,843)	—	—
Total	$835,060	$(66,843)	$30,490,622	$(4,390,491)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended January 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(20,081,924)	$—	$—	$—
Foreign Exchange	—	—	(9,164,031)	—
Equity	—	—	—	3,760,565
Credit	—	(165,891)	—	—
Total	$(20,081,924)	$(165,891)	$(9,164,031)	$3,760,565
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time.  Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At January 31, 2025, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, derivative transactions, and foreign taxes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/24
Ordinary income (including any short-term capital gains)	$462,825,942
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/25
Cost of investments	$7,614,971,239
Gross appreciation	249,341,317
Gross depreciation	(509,775,241)
Net unrealized appreciation (depreciation)	$(260,433,924)
As of 7/31/24
Undistributed ordinary income	55,010,559
Capital loss carryforwards	(1,749,390,869)
Other temporary differences	(55,205,297)
Net unrealized appreciation (depreciation)	(330,855,383)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
As of July 31, 2024, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(403,048,159)
Long-Term	(1,346,342,710)
Total	$(1,749,390,869)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/25	Year ended 7/31/24
Class A	$9,272,125	$18,470,847
Class B	17,661	63,296
Class C	344,626	795,909
Class I	141,195,773	275,219,068
Class R1	11,485	20,438
Class R2	290,887	593,675
Class R3	1,536,542	2,953,492
Class R4	1,504,594	2,973,035
Class R6	90,932,929	161,736,182
Total	$245,106,622	$462,825,942
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $7.5 billion	0.65%
In excess of $7.5 billion and up to $12.5 billion	0.60%
In excess of $12.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2025. For the six months ended January 31, 2025, this management fee reduction amounted to $501,415, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2025 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,708 for the six months ended January 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 362,710
Class B	0.75%	0.25%	1.00%	1.00%	3,115
Class C	0.75%	0.25%	1.00%	1.00%	61,221
Class R1	0.75%	0.25%	1.00%	1.00%	2,053
Class R2	0.25%	0.25%	0.50%	0.50%	23,774
Class R3	—	0.25%	0.25%	0.25%	60,475
Total Distribution and Service Fees					$513,348
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended January 31, 2025, this rebate amounted to $59 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2025, were as follows:
Amount
Class A	$343
Class B	94
Class C	99
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2025, the fee was $84,007, which equated to 0.0023% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,572,938.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended January 31, 2025 was equivalent to an annual effective rate of 0.0084% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	5	$65
8/19/2024	Redemption	Class R2	3	36
8/19/2024	Redemption	Class R3	3	35
8/19/2024	Redemption	Class R4	5	61
(4)  Portfolio Securities
For the six months ended January 31, 2025, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$3,986,690	$4,351,483
Non-U.S. Government securities	1,910,372,889	1,749,811,320
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/25		Year ended 7/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,821,080	$58,578,307	8,826,626	$103,914,649
Class B	544	6,551	22	257
Class C	63,873	777,106	108,154	1,268,216
Class I	41,726,742	505,133,502	94,012,189	1,098,921,081
Class R1	3,037	37,073	14,273	168,248
Class R2	37,094	451,596	132,473	1,555,476
Class R3	359,697	4,370,998	1,281,864	14,698,636
Class R4	208,972	2,544,941	283,413	3,327,663
Class R6	32,431,830	393,651,054	34,235,952	399,943,780
	79,652,869	$965,551,128	138,894,966	$1,623,798,006
Shares issued to shareholders in reinvestment of distributions
Class A	565,423	$6,872,212	1,183,737	$13,855,658
Class B	1,440	17,601	5,381	63,005
Class C	27,220	332,074	65,647	770,479
Class I	11,233,124	136,144,059	22,707,049	265,147,454
Class R1	941	11,485	1,736	20,437
Class R2	23,827	290,857	50,482	593,561
Class R3	126,170	1,534,466	251,981	2,952,769
Class R4	123,665	1,504,307	253,798	2,972,998
Class R6	6,323,706	76,781,288	11,859,590	138,800,053
	18,425,516	$223,488,349	36,379,401	$425,176,414

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/25		Year ended 7/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(12,415,594)	$(149,803,174)	(8,454,550)	$(98,806,021)
Class B	(23,329)	(285,136)	(72,225)	(848,123)
Class C	(206,587)	(2,520,316)	(398,713)	(4,652,423)
Class I	(48,401,437)	(584,469,872)	(109,806,026)	(1,276,342,114)
Class R1	(435)	(5,290)	(11,671)	(137,525)
Class R2	(125,971)	(1,531,746)	(158,905)	(1,862,590)
Class R3	(360,137)	(4,376,491)	(842,754)	(9,760,396)
Class R4	(434,867)	(5,327,010)	(1,089,646)	(12,434,718)
Class R6	(19,553,910)	(236,557,229)	(27,968,242)	(324,123,842)
	(81,522,267)	$(984,876,264)	(148,802,732)	$(1,728,967,752)
Net change
Class A	(7,029,091)	$(84,352,655)	1,555,813	$18,964,286
Class B	(21,345)	(260,984)	(66,822)	(784,861)
Class C	(115,494)	(1,411,136)	(224,912)	(2,613,728)
Class I	4,558,429	56,807,689	6,913,212	87,726,421
Class R1	3,543	43,268	4,338	51,160
Class R2	(65,050)	(789,293)	24,050	286,447
Class R3	125,730	1,528,973	691,091	7,891,009
Class R4	(102,230)	(1,277,762)	(552,435)	(6,134,057)
Class R6	19,201,626	233,875,113	18,127,300	214,619,991
	16,556,118	$204,163,213	26,471,635	$320,006,668
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 3%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund’s Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2025, the fund’s commitment fee and interest expense were $17,423 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended January 31, 2025:

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$473,442,204	$1,218,770,109	$1,193,065,411	$(52,282)	$45,069	$499,139,689
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,328,717	$—

MFS Emerging Markets Debt Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust X, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	93,694,553,358.767	2,599,093,584.595	0.000
John A. Caroselli	94,028,434,411.278	2,265,212,532.084	0.000
Maureen R. Goldfarb	94,361,674,360.213	1,931,972,583.149	0.000
Peter D. Jones	94,066,354,687.369	2,227,292,255.993	0.000
John P. Kavanaugh	94,185,926,082.433	2,107,559,444.381	161,416.548
James W. Kilman, Jr.	94,450,795,713.326	1,842,851,230.036	0.000
Clarence Otis, Jr.	93,984,248,122.457	2,309,398,820.905	0.000
Michael W. Roberge	94,352,210,986.123	1,941,435,957.239	0.000
Maryanne L. Roepke	94,413,451,878.996	1,880,195,064.366	0.000
Paula E. Smith	94,545,454,781.292	1,748,192,162.070	0.000
Laurie J. Thomsen	94,416,793,826.848	1,876,853,116.514	0.000
Darrell A. Williams	94,451,319,166.310	1,842,327,777.051	0.000

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Debt Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Debt Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Debt Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   March 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  March 18, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  March 18, 2025

*  Print name and title of each signing officer under his or her signature.